MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES      Two World Trade Center

LETTER TO THE SHAREHOLDERS April 30, 1999               New York, New York 10048

DEAR SHAREHOLDER:

The six-month period ended April 30, 1999, saw the U.S. equity markets rally to record highs amid continued global economic uncertainty. The U.S. economy continued to display signs of robust expansion as employment grew, income climbed and consumers remained confident. During this period, solid corporate earnings results combined with minimal inflation, low interest rates and almost non-existent unemployment to bolster investor confidence and help the market rebound from its late-summer 1998 correction.

PERFORMANCE

For the six-month period ended April 30, 1999, Morgan Stanley Dean Witter Capital Growth Securities' Class B shares produced a total return of 26.45 percent versus 22.31 percent for the S&P 500 Composite Stock Price Index (S&P
500) and 23.71 percent for the Lipper Growth Funds Index. During the same period, the Fund's Class A, C and D shares posted total returns of 26.98 percent, 26.84 percent and 27.02 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

PORTFOLIO

During the period under review the Fund maintained its commitment to investing in companies of all sizes and in all major sectors of the S&P 500. Within that time frame, however, two notable shifts occurred. First, toward the end of 1998 and into early 1999 the Fund became heavily concentrated in large-capitalization issues, because of the strong performance of large-cap stocks relative to almost all other classes of equities. The second shift occurred at the close of the period under review. The Fund began at that time to weight energy, basic industry and cyclical stocks more heavily as these sectors were showing positive earnings surprises, solid relative strength and attractive valuations. At the same time, we began to shift some of the Fund's assets from large-cap stocks into mid- to smaller-capitalization stocks. As the period closed out,

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES the Fund maintained a near-market weighting in financial and technology stocks while underweighting health-care and consumer-staple issues.

As of April 30, 1999, the portfolio had an approximate 65 percent weighting in large-cap issues, with the majority of the remaining assets invested in mid-cap stocks. Going forward, we do not anticipate a dramatic shift in the market capitalization structure of the Fund. Because we believe that portfolio diversification is important across both industry sectors and capitalization ranges, the Fund will continue to hold stocks of various market capitalizations.

At the end of the period under review the Fund's ten largest holdings were Allied Signal, Tyco International, General Electric, Staples, Bank of America, Citigroup, Providian Financial, Capital One Financial, Microsoft and Cisco Systems.

LOOKING AHEAD

We continue to believe that the stock market will move higher and that the Fund is well positioned to take advantage of such an advance. We believe the Fund is well diversified across various industry sectors. It continues to maintain a healthy exposure to sectors of the market that we believe have strong potential for future growth, including technology, capital goods, financial services and basic industry. For this reason we remain optimistic about the prospects for the Fund's performance.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Capital Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO                     /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                          President

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (99.1%)
            Accident & Health Insurance (1.5%)
 150,000    ALFAC, Inc. .................  $  8,137,500
                                           ------------

            Advertising (1.6%)
  50,000    Omnicom Group, Inc. .........     3,625,000
  75,000    Outdoor Systems, Inc.*.......     1,889,062
   2,000    Snyder Communications,
             Inc.*.......................        58,750
  50,000    TMP Worldwide, Inc.*.........     3,350,000
                                           ------------
                                              8,922,812
                                           ------------
            Aerospace (1.5%)
  58,000    United Technologies Corp. ...     8,402,750
                                           ------------

            Air Freight/Delivery Services (0.8%)
  40,000    FDX Corp.*...................     4,502,500
                                           ------------
            Airlines (1.4%)
  75,000    Delta Air Lines, Inc. .......     4,757,812
  85,000    Southwest Airlines Co. ......     2,767,812
                                           ------------
                                              7,525,624
                                           ------------
            Aluminum (0.4%)
  35,000    Alcoa Inc. ..................     2,178,750
                                           ------------
            Apparel (0.0%)
   1,000    Tommy Hilfiger Corp.*........        69,875
                                           ------------

            Auto Parts: O.E.M. (1.0%)
  60,000    Gentex Corp.*................     1,803,750
  50,000    Johnson Controls, Inc. ......     3,646,875
                                           ------------
                                              5,450,625
                                           ------------
            Biotechnology (0.0%)
   1,500    Elan Corp. PLC (ADR)
             (Ireland)*..................        77,250
                                           ------------

            Broadcasting (1.3%)
 100,000    Clear Channel Communications,
             Inc.*.......................     6,950,000
                                           ------------

            Building Materials (0.9%)
  75,000    Martin Marietta Materials,
             Inc. .......................     4,635,937
   2,500    Southdown, Inc. .............       160,156
                                           ------------
                                              4,796,093
                                           ------------
            Building Materials/DIY Chains (0.7%)
  65,000    Home Depot, Inc. (The).......     3,895,937
                                           ------------

            Building Products (0.8%)
 100,000    American Standard Companies,
             Inc.*.......................     4,575,000
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Casino/Gambling (0.4%)
  90,000    Mirage Resorts, Inc.*........  $  2,019,375
                                           ------------

            Catalog/Specialty Distribution (0.3%)
  10,000    Amazon.com, Inc.*............     1,720,000
                                           ------------

            Cellular Telephone (0.0%)
   1,500    AirTouch Communications,
             Inc.*.......................       140,062
                                           ------------

            Clothing/Shoe/Accessory Stores (1.4%)
  80,000    Abercrombie & Fitch Co.
             (Class A)*..................     7,610,000
   1,300    Finish Line, Inc. (Class
             A)*.........................        19,500
   1,500    Stage Stores, Inc.*..........         9,656
                                           ------------
                                              7,639,156
                                           ------------
            Computer Communications (2.1%)
 100,000    Cisco Systems, Inc.*.........    11,406,250
                                           ------------

            Computer Hardware (3.3%)
 150,000    Dell Computer Corp.*.........     6,168,750
  50,000    EMC Corp.*...................     5,446,875
  30,000    International Business
             Machines Corp. .............     6,275,625
                                           ------------
                                             17,891,250
                                           ------------
            Computer Software & Services (0.4%)
  50,000    CSG Systems International,
             Inc.*.......................     1,931,250
                                           ------------

            Computer Software (3.7%)
  50,000    Adobe Systems, Inc. .........     3,168,750
  60,000    Citrix Systems, Inc.*........     2,550,000
   1,500    Legato Systems, Inc.*........        60,656
   5,100    Marimba, Inc.*...............       309,825
 175,000    Microsoft Corp.*.............    14,218,750
     650    Visio Corp.*.................        17,550
                                           ------------
                                             20,325,531
                                           ------------
            Construction/Agricultural Equipment/Trucks
             (0.4%)
  40,000    PACCAR, Inc. ................     2,235,000
                                           ------------

            Consumer Electronics/Appliances (0.9%)
  70,000    Maytag Corp. ................     4,786,250
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Containers/Packaging (0.4%)
  40,000    Sealed Air Corp.*............  $  2,432,500
                                           ------------

            Contract Drilling (1.1%)
 100,000    Diamond Offshore
             Drilling, Inc. .............     3,306,250
 165,000    Rowan Companies, Inc.*.......     2,640,000
                                           ------------
                                              5,946,250
                                           ------------
            Department Stores (0.0%)
     700    Saks Incorporated*...........        19,819
                                           ------------

            Discount Chains (1.4%)
  25,000    Dayton Hudson Corp. .........     1,682,812
   1,500    Dollar General Corp. ........        52,594
 135,000    Wal-Mart Stores, Inc. .......     6,210,000
                                           ------------
                                              7,945,406
                                           ------------
            Diversified Commercial Services (0.0%)
   3,300    Modis Professional
             Services, Inc.*.............        38,156
                                           ------------

            Diversified Electronic Products (1.7%)
  25,000    Gemstar International
             Group Ltd. (Virgin
             Islands)*...................     2,626,562
  40,000    Honeywell, Inc. .............     3,790,000
  25,000    Uniphase Corp.*..............     3,025,000
                                           ------------
                                              9,441,562
                                           ------------
            Diversified Financial Services (5.3%)
  35,000    American Express Co. ........     4,574,062
 125,000    Citigroup Inc. ..............     9,406,250
  50,000    Equitable Companies, Inc. ...     3,365,625
  93,000    Providian Financial Corp. ...    12,002,812
                                           ------------
                                             29,348,749
                                           ------------
            Diversified Manufacturing (4.5%)
 200,000    AlliedSignal, Inc. ..........    11,750,000
  40,000    Danaher Corp. ...............     2,657,500
 125,000    Tyco International Ltd. .....    10,156,250
                                           ------------
                                             24,563,750
                                           ------------
            Electric Utilities (0.8%)
  85,000    AES Corp.*...................     4,250,000
                                           ------------
            Electrical Products (1.4%)
  70,000    American Power Conversion
             Corp.*......................     2,305,625
  80,000    Emerson Electric Co. ........     5,160,000
                                           ------------
                                              7,465,625
                                           ------------
            Electronic Components (0.8%)
  85,000    Solectron Corp.*.............     4,122,500
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Electronic Production Equipment (0.6%)
  65,000    Jabil Circuit, Inc.*.........  $  3,026,562
                                           ------------

            Environmental Services (0.0%)
   1,500    Waste Management, Inc. ......        84,750
                                           ------------

            Finance Companies (2.6%)
  60,000    Capital One Financial
             Corp. ......................    10,421,250
  75,000    Household International,
             Inc. .......................     3,773,437
                                           ------------
                                             14,194,687
                                           ------------
            Fluid Controls (1.3%)
 150,000    Parker-Hannifin Corp. .......     7,040,625
                                           ------------

            Food Chains (0.0%)
   2,000    Safeway Inc.*................       107,875
                                           ------------

            Generic Drugs (0.0%)
   1,100    ICN Pharmaceuticals, Inc. ...        36,369
                                           ------------

            Home Building (0.4%)
  92,000    Kaufman & Broad
             Home Corp. .................     2,236,750
                                           ------------

            Hospital/Nursing Management (0.9%)
 325,000    Health Management Associates,
             Inc. (Class A)*.............     5,078,125
   1,200    Quorum Health Group, Inc.*...        14,850
   1,000    Universal Health Services,
             Inc. (Class B)*.............        51,812
                                           ------------
                                              5,144,787
                                           ------------
            Hotels/Resorts (0.4%)
  50,000    Marriott International, Inc.
             (Class A)...................     2,093,750
                                           ------------

            Industrial Machinery/Components (1.6%)
  40,000    Illinois Tool Works Inc. ....     3,080,000
  85,000    Ingersoll-Rand Co. ..........     5,880,937
                                           ------------
                                              8,960,937
                                           ------------
            Insurance Brokers/Services (0.6%)
  40,000    Marsh & McLennan Companies,
             Inc. .......................     3,062,500
                                           ------------

            Integrated Oil Companies (2.2%)
  70,000    Atlantic Richfield Co. ......     5,875,625
  75,000    Exxon Corp. .................     6,229,688
                                           ------------
                                             12,105,313
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Internet Services (1.8%)
  50,000    America Online, Inc.*........  $  7,137,500
  15,000    Yahoo! Inc.*.................     2,618,438
                                           ------------
                                              9,755,938
                                           ------------
            Investment Bankers/Brokers/Services (0.8%)
  10,000    Knight/Trimark Group, Inc.
             (Class A)*..................     1,531,875
  25,000    Schwab (Charles) Corp. ......     2,743,750
                                           ------------
                                              4,275,625
                                           ------------
            Investment Managers (0.5%)
  75,000    Franklin Resources, Inc. ....     3,000,000
                                           ------------

            Life Insurance (0.0%)
   2,200    Conseco, Inc. ...............        69,438
                                           ------------
            Major Banks (5.5%)
 125,000    Bank of America Corp. .......     9,000,000
 100,000    Chase Manhattan Corp. (The)..     8,275,000
 150,000    Firstar Corp. ...............     4,509,375
  40,000    Morgan (J.P.) & Co., Inc. ...     5,390,000
      50    State Street Corp. ..........         4,375
  75,000    Wells Fargo & Co. ...........     3,239,063
                                           ------------
                                             30,417,813
                                           ------------
            Major Chemicals (3.9%)
  65,000    Dow Chemical Co. ............     8,527,188
  75,000    Du Pont (E.I.) de Nemours &
             Co., Inc. ..................     5,296,875
 175,000    Rohm & Haas Co. .............     7,842,188
                                           ------------
                                             21,666,251
                                           ------------
            Major Pharmaceuticals (0.9%)
  50,000    Johnson & Johnson............     4,875,000
                                           ------------
            Major U.S. Telecommunications (2.7%)
  50,000    AT&T Corp. ..................     2,525,000
 125,000    GTE Corp. ...................     8,367,188
  50,000    MCI WorldCom, Inc.*..........     4,109,375
                                           ------------
                                             15,001,563
                                           ------------
            Media Conglomerates (1.3%)
 100,000    Time Warner, Inc. ...........     7,000,000
                                           ------------

            Medical Specialties (1.8%)
  60,000    Bausch & Lomb, Inc. .........     4,500,000
  60,000    Biomet, Inc.*................     2,460,000
  75,000    Boston Scientific Corp.*.....     3,192,188
                                           ------------
                                             10,152,188
                                           ------------
            Military/Gov't/Technical (0.4%)
  35,000    General Dynamics Corp. ......     2,458,750
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Motor Vehicles (0.8%)
  70,000    Harley-Davidson, Inc. .......  $  4,173,750
                                           ------------

            Multi-Line Insurance (0.7%)
  35,000    American International
             Group, Inc. ................     4,110,313
                                           ------------

            Multi-Sector Companies (1.7%)
  90,000    General Electric Co. ........     9,495,000
                                           ------------

            Newspapers (1.5%)
 100,000    New York Times Co. (The)
             (Class A)...................     3,450,000
  60,000    Tribune Co. .................     5,006,250
                                           ------------
                                              8,456,250
                                           ------------
            Oil Refining/Marketing (0.7%)
 140,000    Tosco Corp. .................     3,745,000
                                           ------------

            Oil/Gas Transmission (0.7%)
  80,000    Williams Companies, Inc. ....     3,780,000
                                           ------------

            Oilfield Services/Equipment (2.4%)
  75,000    Halliburton Co. .............     3,196,875
 100,000    Schlumberger, Ltd.
             (Netherlands)...............     6,387,500
  85,000    Smith International, Inc.*...     3,814,375
                                           ------------
                                             13,398,750
                                           ------------
            Other Consumer Services (0.6%)
 160,000    Service Corp.
             International...............     3,320,000
                                           ------------

            Other Pharmaceuticals (0.0%)
   3,000    Medicis Pharmaceutical Corp.
             (Class A)*..................        72,938
                                           ------------

            Other Specialty Stores (2.8%)
 300,000    Staples, Inc.*...............     9,000,000
  75,000    Tiffany & Co. ...............     6,300,000
                                           ------------
                                             15,300,000
                                           ------------
            Package Goods/Cosmetics (0.5%)
  85,000    Dial Corp. (The).............     2,890,000
                                           ------------

            Precision Instruments (0.6%)
  30,000    Waters Corp.*................     3,153,750
                                           ------------

            Real Estate Investment Trust (0.6%)
 125,000    Equity Office Properties
             Trust.......................     3,445,313
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Restaurants (1.4%)
 125,000    Foodmaker, Inc.*.............  $  3,015,625
 125,000    Outback Steakhouse, Inc.*....     4,476,563
                                           ------------
                                              7,492,188
                                           ------------
            Retail - Specialty (1.1%)
  80,000    Bed Bath & Beyond, Inc.*.....     2,855,000
  50,000    Gap, Inc. (The)..............     3,328,125
                                           ------------
                                              6,183,125
                                           ------------
            Semiconductors (3.9%)
  40,000    Altera Corp.*................     2,890,000
 120,000    Intel Corp. .................     7,335,000
  50,000    Linear Technology Corp. .....     2,843,750
 125,000    LSI Logic Corp.*.............     4,250,000
  25,000    Texas Instruments, Inc. .....     2,553,125
  35,000    Xilinx, Inc.*................     1,596,875
                                           ------------
                                             21,468,750
                                           ------------
            Services to the Health Industry (0.0%)
   1,000    Express Scripts, Inc. (Class
             A)*.........................        73,625
                                           ------------

            Smaller Banks (0.9%)
  75,000    Zions Bancorporation.........     5,001,563
                                           ------------

            Telecommunications (0.4%)
  40,000    Frontier Corp. ..............     2,207,500
                                           ------------

            Telecommunications Equipment (5.4%)
  40,000    Comverse Technology, Inc.*...     2,565,000
  90,000    Corning Inc. ................     5,152,500
  80,000    General Instrument Corp.*....     2,920,000
  90,000    Lucent Technologies Inc. ....     5,411,250
  60,000    Motorola, Inc. ..............     4,807,500
  75,000    Nokia Corp. (ADR)
             (Finland)...................     5,564,063
  15,000    QUALCOMM Inc.*...............     2,990,625
                                           ------------
                                             29,410,938
                                           ------------


                                                VALUE
---------------------------------------------------------

TOTAL INVESTMENTS
(Identified Cost $509,291,956)
(a).............................    99.1%    $545,099,381

OTHER ASSETS IN
EXCESS OF LIABILITIES...........     0.9        4,705,073
                                  ------     ------------

NET ASSETS......................   100.0%    $549,804,454
                                  ======     ============

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a)  The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $44,226,321 and the aggregate gross unrealized depreciation is $8,418,896, resulting in net unrealized appreciation of $35,807,425.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $509,291,956).............................  $545,099,381
Receivable for:
    Investments sold........................................    49,257,920
    Shares of beneficial interest sold......................       319,900
    Dividends...............................................       190,225
Prepaid expenses............................................        38,168
                                                              ------------
    TOTAL ASSETS............................................   594,905,594
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................    37,250,652
    Plan of distribution fee................................       427,103
    Shares of beneficial interest repurchased...............       389,609
    Investment management fee...............................       307,196
Payable to bank.............................................     6,597,518
Accrued expenses............................................       129,062
                                                              ------------
    TOTAL LIABILITIES.......................................    45,101,140
                                                              ------------
    NET ASSETS..............................................  $549,804,454
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $371,115,892
Net unrealized appreciation.................................    35,807,425
Accumulated net investment loss.............................    (3,386,759)
Accumulated undistributed net realized gain.................   146,267,896
                                                              ------------
    NET ASSETS..............................................  $549,804,454
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $4,422,783
Shares Outstanding (unlimited authorized, $.01 par value)...       267,230
    NET ASSET VALUE PER SHARE...............................        $16.55
                                                                    ======
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $17.47
                                                                    ======
CLASS B SHARES:
Net Assets..................................................  $501,896,115
Shares Outstanding (unlimited authorized, $.01 par value)...    30,812,332
    NET ASSET VALUE PER SHARE...............................        $16.29
                                                                    ======
CLASS C SHARES:
Net Assets..................................................      $763,222
Shares Outstanding (unlimited authorized, $.01 par value)...        46,713
    NET ASSET VALUE PER SHARE...............................        $16.34
                                                                    ======
CLASS D SHARES:
Net Assets..................................................   $42,722,334
Shares Outstanding (unlimited authorized, $.01 par value)...     2,569,758
    NET ASSET VALUE PER SHARE...............................        $16.63
                                                                    ======

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999 (unaudited)
NET INVESTMENT LOSS:

INCOME
Dividends (net of $6,982 foreign withholding tax)...........  $  1,108,407
Interest....................................................       218,497
                                                              ------------

    TOTAL INCOME............................................     1,326,904
                                                              ------------

EXPENSES
Plan of distribution fee (Class A shares)...................         2,910
Plan of distribution fee (Class B shares)...................     2,414,413
Plan of distribution fee (Class C shares)...................         2,030
Investment management fee...................................     1,700,601
Transfer agent fees and expenses............................       381,308
Registration fees...........................................        44,672
Shareholder reports and notices.............................        39,983
Custodian fees..............................................        35,743
Professional fees...........................................        27,262
Trustees' fees and expenses.................................         9,304
Other.......................................................         5,133
                                                              ------------

    TOTAL EXPENSES..........................................     4,663,359
                                                              ------------

    NET INVESTMENT LOSS.....................................    (3,336,455)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................   163,595,530
Net change in unrealized appreciation.......................   (37,008,475)
                                                              ------------

    NET GAIN................................................   126,587,055
                                                              ------------

NET INCREASE................................................  $123,250,600
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX
                                                       MONTHS ENDED     FOR THE YEAR
                                                        APRIL 30,          ENDED
                                                           1999       OCTOBER 31, 1998
--------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss..................................  $(3,336,455)     $ (7,501,513)
Net realized gain....................................  163,595,530        41,554,280
Net change in unrealized appreciation................  (37,008,475)      (51,278,029)
                                                       ------------     ------------

    NET INCREASE (DECREASE)..........................  123,250,600       (17,225,262)
                                                       ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares.......................................     (401,301)         (332,952)
Class B shares.......................................  (51,411,180)      (96,278,872)
Class C shares.......................................      (98,960)         (137,250)
Class D shares.......................................   (4,282,604)       (6,786,251)
                                                       ------------     ------------

    TOTAL DISTRIBUTIONS..............................  (56,194,045)     (103,535,325)
                                                       ------------     ------------

Net increase (decrease) from transactions in shares
 of beneficial interest..............................   (2,246,869)       44,543,546
                                                       ------------     ------------

    NET INCREASE (DECREASE)..........................   64,809,686       (76,217,041)

NET ASSETS:
Beginning of period..................................  484,994,768       561,211,809
                                                       ------------     ------------
    END OF PERIOD
    (Including accumulated net investment losses of
    $3,386,759 and $50,304, respectively)............  $549,804,454     $484,994,768
                                                       ============     ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Capital Growth Securities (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 8, 1989 and commenced operations on April 2, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.475% to the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $17,745,732 at April 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.15% and 0.49%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $122,782 and $269, respectively and received $1,185 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1999 aggregated $1,453,536,078 and $1,517,214,136, respectively.

For the six months ended April 30, 1999 the Fund incurred $213,520 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At April 30, 1999, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with DWR of $3,134,188 and $2,873,070, respectively.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

For the six months ended April 30, 1999, the Fund incurred brokerage commissions of $213,140 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At April 30, 1999, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $2,489,900.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 1999 the Fund had transfer agent fees and expenses payable of approximately $1,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1999 included in Trustees fees and expenses in the Statement of Operations amounted to $3,099. At April 30, 1999, the Fund had an accrued pension liability of $51,944 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of October 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- CAPITAL GROWTH SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Capital Growth Series ("Retirement Capital Growth") pursuant to a plan of reorganization approved by the shareholders of Retirement Capital Growth on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 218,480 Class D shares of the Fund at a net asset value of $13.96 per share for 271,835 shares of Retirement Capital Growth. The net assets of the Fund and Retirement Capital Growth immediately before the acquisition were $469,210,059 and $3,049,132, respectively, including unrealized depreciation of $87,914 for Retirement Capital Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $472,259,191.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                     FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                   APRIL 30, 1999                  OCTOBER 31, 1998
                                                              -------------------------       --------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   -------------
CLASS A SHARES
Sold........................................................      80,920   $  1,273,695          223,439   $   3,613,973
Reinvestment of distributions...............................      28,595        388,035           23,370         332,008
Redeemed....................................................     (74,100)    (1,179,393)        (104,811)     (1,707,265)
                                                              ----------   ------------       ----------   -------------
Net increase - Class A......................................      35,415        482,337          141,998       2,238,716
                                                              ----------   ------------       ----------   -------------
CLASS B SHARES
Sold........................................................   2,116,014     32,694,216        3,644,613      59,399,825
Reinvestment of distributions...............................   3,655,138     48,978,844        6,483,260      91,640,518
Redeemed....................................................  (5,364,199)   (82,571,349)      (7,641,998)   (118,765,145)
                                                              ----------   ------------       ----------   -------------
Net increase (decrease) - Class B...........................     406,953       (898,289)       2,485,875      32,275,198
                                                              ----------   ------------       ----------   -------------
CLASS C SHARES
Sold........................................................      29,784        447,342           63,753       1,053,888
Reinvestment of distributions...............................       5,481         73,451            6,035          85,400
Redeemed....................................................     (54,887)      (835,720)         (24,271)       (372,811)
                                                              ----------   ------------       ----------   -------------
Net increase (decrease) - Class C...........................     (19,622)      (314,927)          45,517         766,477
                                                              ----------   ------------       ----------   -------------
CLASS D SHARES
Sold........................................................     927,964     14,709,270          774,509      11,951,069
Reinvestment of distributions...............................     302,203      4,119,023          477,524       6,784,035
Acquisition of Dean Witter Retirement Series -
 Capital Growth Series......................................          --             --          218,480       3,049,132
Redeemed....................................................  (1,297,461)   (20,344,283)        (798,883)    (12,521,081)
                                                              ----------   ------------       ----------   -------------
Net increase (decrease) - Class D...........................     (67,294)    (1,515,990)         671,630       9,263,155
                                                              ----------   ------------       ----------   -------------
Net increase (decrease) in Fund.............................     355,452   $ (2,246,869)       3,345,020   $  44,543,546
                                                              ==========   ============       ==========   =============

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX                        FOR THE YEAR ENDED OCTOBER 31,
                                                   MONTHS ENDED           -------------------------------------------------------
                                                 APRIL 30, 1999++          1998++       1997*++      1996       1995       1994
---------------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period...........        $14.53               $18.71        $16.98     $14.40     $11.86     $13.35
                                                       ------               ------        ------     ------     ------     ------

Income (loss) from investment operations:
 Net investment loss...........................         (0.10)               (0.23)        (0.21)     (0.11)     (0.06)     (0.07)
 Net realized and unrealized gain (loss).......          3.57                (0.54)         4.68       2.69       2.60         --
                                                       ------               ------        ------     ------     ------     ------

Total income (loss) from investment
 operations....................................          3.47                (0.77)         4.47       2.58       2.54      (0.07)
                                                       ------               ------        ------     ------     ------     ------

Less distributions from net realized gain......         (1.71)               (3.41)        (2.74)        --         --      (1.42)
                                                       ------               ------        ------     ------     ------     ------

Net asset value, end of period.................        $16.29               $14.53        $18.71     $16.98     $14.40     $11.86
                                                       ======               ======        ======     ======     ======     ======

TOTAL RETURN+..................................         26.45%(1)            (3.56)%       31.21%     17.92%     21.42%     (0.79)%

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................          1.85%(2)(3)          1.84%(3)      1.84%      1.84%      1.89%      1.87%

Net investment loss............................         (1.35)%(2)(3)        (1.44)%(3)    (1.26)%    (0.64)%    (0.43)%    (0.15)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........      $501,896             $441,787      $522,276   $506,571   $483,870   $456,977

Portfolio turnover rate........................           277%(1)              230%          123%        72%        33%        13%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

                                                                                                            FOR THIS PERIOD
                                                                   FOR THE SIX          FOR THE YEAR         JULY 28, 1997*
                                                                   MONTHS ENDED            ENDED                THROUGH
                                                                  APRIL 30, 1999      OCTOBER 31, 1998      OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                                                                   (unaudited)

CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................          $14.68               $18.75                $18.10
                                                                      ------               ------                ------
Income (loss) from investment operations:
 Net investment loss........................................           (0.04)               (0.11)                (0.04)
 Net realized and unrealized gain (loss)....................            3.62                (0.55)                 0.69
                                                                      ------               ------                ------
Total income (loss) from investment operations..............            3.58                (0.66)                 0.65
                                                                      ------               ------                ------
Less distributions from net realized gain...................           (1.71)               (3.41)                   --
                                                                      ------               ------                ------
Net asset value, end of period..............................          $16.55               $14.68                $18.75
                                                                      ======               ======                ======
TOTAL RETURN+...............................................           26.98%(1)            (2.84)%                3.59%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................            1.00%(2)(3)          1.09%(3)              1.12%(2)
Net investment loss.........................................           (0.50)%(2)(3)        (0.69)%(3)            (0.82)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................          $4,423               $3,403                $1,684
Portfolio turnover rate.....................................             277%(1)              230%                  123%(1)

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................          $14.53               $18.71                $18.10
                                                                      ------               ------                ------
Income (loss) from investment operations:
 Net investment loss........................................           (0.06)               (0.23)                (0.07)
 Net realized and unrealized gain (loss)....................            3.58                (0.54)                 0.68
                                                                      ------               ------                ------
Total income (loss) from investment operations..............            3.52                (0.77)                 0.61
                                                                      ------               ------                ------
Less distributions from net realized gain...................           (1.71)               (3.41)                   --
                                                                      ------               ------                ------
Net asset value, end of period..............................          $16.34               $14.53                $18.71
                                                                      ======               ======                ======
TOTAL RETURN+...............................................           26.84%(1)            (3.56)%                3.37%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................            1.34%(2)(3)          1.84%(3)              1.85%(2)
Net investment loss.........................................           (0.84)%(2)(3)        (1.44)%(3)            (1.54)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................            $763                 $964                  $389
Portfolio turnover rate.....................................             277%(1)              230%                  123%(1)

---------------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

                                                                                                             FOR THE PERIOD
                                                                   FOR THE SIX          FOR THE YEAR         JULY 28, 1997*
                                                                   MONTHS ENDED            ENDED                THROUGH
                                                                  APRIL 30, 1999      OCTOBER 31, 1998      OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                                                                   (unaudited)
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................           $14.73              $18.76                 $18.10
                                                                       ------              ------                 ------

Income (loss) from investment operations:
 Net investment loss........................................            (0.03)              (0.07)                 (0.02)
 Net realized and unrealized gain (loss)....................             3.64               (0.55)                  0.68
                                                                       ------              ------                 ------

Total income (loss) from investment operations..............             3.61               (0.62)                  0.66
                                                                       ------              ------                 ------

Less distributions from net realized gain:..................            (1.71)              (3.41)                    --
                                                                       ------              ------                 ------

Net asset value, end of period..............................           $16.63              $14.73                 $18.76
                                                                       ======              ======                 ======

TOTAL RETURN+...............................................            27.02%(1)           (2.59)%                 3.65%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................             0.85%(2)(3)         0.84%(3)               0.82%(2)

Net investment loss.........................................            (0.35)%(2)(3)       (0.44)%(3)             (0.50)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................          $42,722             $38,840                $36,863

Portfolio turnover rate.....................................              277%(1)             230%                   123%(1)

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter Hermann
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the genereal information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

MORGAN STANLEY
DEAN WITTER
CAPITAL GROWTH
SECURITIES

[PHOTO]

Semiannual Report
April 30, 1999